Inventories	12 Months Ended
Dec. 31, 2021
Disclosure Of Inventories [Abstract]
Inventories [Text Block]

8. Inventories

	Dec. 31, 2021	Dec. 31, 2020
Current
Stockpile	$12,768	$13,906
Work in progress	5,647	6,364
Finished goods	78,958	72,923
Materials and supplies	61,080	49,912
	158,453	143,105
Non-current
Stockpile	34,156	16,704
Materials and supplies	3,417	5,302
	37,573	22,006
	$196,026	$165,111

The cost of inventories recognized as an expense, including depreciation, and included in cost of sales amounted to $1,069,309 for the year ended December 31, 2021 (year ended December 31, 2020 - $921,895).

During the year ended December 31, 2021, Hudbay recognized a recovery of $1,446 in cost of sales related to adjustments of the carrying value of Peru inventories to net realizable value (year ended December 31, 2020 - $2,302 net expense). Adjustments to the carrying value of inventories to net realizable value were related to changes in commodity prices.

Due to the upcoming closure of the Flin Flon operation, certain long term inventory supplies which are not expected to be utilized were written down and $5,445 was charged to mine operating costs for the year ended December 31, 2021 (note 5b).

Effective January 1, 2021, following a new NI 43-101 technical report for Peru, which reflects an updated mine plan with a new grade and ore tonnage profile, the Company changed its method of estimation of applying mining costs to stockpile and finished goods inventory. Prior to this change, mining costs were allocated using tonnes of ore mined. Starting January 1, 2021, Peru mining costs have been allocated to inventories using contained metal, incorporating tonnes of ore mined and expected mined grades. Since the change is in response to an updated life-of-mine plan, it is being treated in accordance with a change in estimate and will be applied prospectively. For the year ended December 31, 2021, as a result of the change in allocation, stockpile inventories have declined by $6,784 and finished goods inventories have increased by $756.